Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Cash flows from operating activities:
Net income	$ 2,595,504	$ 332,403	$ 2,665,090	$ 8,161,414
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	325,944	41,743	326,261	188,753
Amortization of right-of-use assets	353,807	45,312	402,063	325,651
Provision for expected credit losses	99,775	12,778
Deferred offering costs			277,759
Change in operation assets and liabilities
Accounts receivable	(8,514,195)	(1,090,403)	(7,539,058)	1,957,627
Prepayment and deposits	(143,218)	(18,342)	3,556,643	(3,317,058)
Contract assets				955,105
Prepaid tax	553,941	70,943	(722,140)
Account payables	7,253,390	928,933	4,437,252	1,147,675
Income tax payable			(242,225)	(1,347,483)
Contract liabilities	(2,152,957)	(275,727)	(2,106,124)	(637,789)
Operating lease obligation	(370,181)	(47,409)	(384,985)	(326,355)
Net cash provided by operating activities	1,810	231	670,536	7,107,540
Cash flow from investing activities:
Purchases of property and equipment			(28,397)	(1,483,088)
Net cash used in investing activities			(28,397)	(1,483,088)
Cash flow from financing activities:
Payments of IPO costs	(1,361,560)	(174,372)	(1,298,992)	(3,204,829)
Proceeds (repayment) of amount due to a director	7,140	914	(158,277)	(359,910)
Proceeds (repayment) of amount due from/to related parties	(16,201)	(2,075)	1,049,199	3,706,968
Collection of payment on behalf of a customer	3,530,000	452,083
Dividend payments				(1,500,000)
Net cash (used in) provided by financing activities	2,159,379	276,550	(408,070)	(1,357,771)
Change in cash	2,161,189	276,781	234,069	4,266,681
Cash, beginning of the year	6,245,104	799,803	6,011,035	1,744,354
Cash, end of the year	8,406,293	1,076,584	6,245,104	6,011,035
Supplemental cash flow information
Cash paid for income tax			1,431,957	2,689,863
Cash received from tax refund	256,874	32,898
Cash paid for interest expense	1,049	134	5,535	1,550
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				$ 1,084,738